Unaudited Condensed Interim Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Share capital	Reserves	Accumulated other comprehensive income (loss)	Deficit	Total
Balance at Dec. 31, 2021	$ 54,655,244	$ 10,389,555	$ (38,739)	$ (62,519,412)	$ 2,486,648
Balance (in Shares) at Dec. 31, 2021	5,276,695
Shares issued on acquisition of ClearRF	$ 190,095				190,095
Shares issued on acquisition of ClearRF (in Shares)	138,958
Share issued on capital raise	$ 10,936,974				10,936,974
Share issued on capital raise (in Shares)	7,215,652
Share issuance costs on capital raise	$ (1,051,647)	307,189			(744,458)
Pre-funded warrants exercised	$ 2,575,200				2,575,200
Pre-funded warrants exercised (in Shares)	1,480,000
Share based payments		812,735			812,735
Translation adjustment			24,468		24,468
Net loss				(3,878,909)	(3,878,909)
Balance at Mar. 31, 2022	67,305,866	11,509,479	(14,271)	(66,398,321)	12,402,753
Balance at Dec. 31, 2021	$ 54,655,244	10,389,555	(38,739)	(62,519,412)	2,486,648
Balance (in Shares) at Dec. 31, 2021	5,276,695
Shares issued on acquisition of ClearRF	$ 190,095				190,095
Shares issued on acquisition of ClearRF (in Shares)	138,958
Share issued on capital raise	$ 10,936,974	307,189			11,244,163
Share issued on capital raise (in Shares)	7,215,652
Share issuance costs on capital raise	$ (1,051,647)				(1,051,647)
Pre-funded warrants exercised	$ 2,575,200				2,575,200
Pre-funded warrants exercised (in Shares)	1,480,000
Shares issued for debt	$ 1,172,961				1,172,961
Shares issued for debt (in Shares)	1,009,219
Share based payments		1,939,035			1,939,035
Translation adjustment			1,518		1,518
Net loss				(8,182,997)	(8,182,997)
Balance at Jun. 30, 2022	$ 68,478,827	12,635,779	(37,221)	(70,702,409)	10,374,976
Balance (in Shares) at Jun. 30, 2022	15,120,524
Balance at Mar. 31, 2022	$ 67,305,866	11,509,479	(14,271)	(66,398,321)	12,402,753
Net loss					(4,304,088)
Balance at Jun. 30, 2022	$ 68,478,827	12,635,779	(37,221)	(70,702,409)	10,374,976
Balance (in Shares) at Jun. 30, 2022	15,120,524
Balance at Dec. 31, 2022	$ 73,312,866	13,647,399	98,870	(77,818,663)	9,240,472
Balance (in Shares) at Dec. 31, 2022	44,868,560
Share based payments		310,828			310,828
Net loss				(4,877,999)	(4,877,999)
Balance at Mar. 31, 2023	76,921,437	17,933,273	98,870	(82,696,662)	12,256,918
Balance at Dec. 31, 2022	$ 73,312,866	13,647,399	98,870	(77,818,663)	9,240,472
Balance (in Shares) at Dec. 31, 2022	44,868,560
Warrants exercised	$ 7,583,617	(3,975,046)			3,608,571
Warrants exercised (in Shares)	39,074,844
Warrants transferred from liability		3,975,046			3,975,046
Share issued on capital raise	$ 2,250,000				2,250,000
Share issued on capital raise (in Shares)	50,000,000
Share issuance costs on capital raise	$ (439,600)				(439,600)
Share based payments		571,533			571,533
Net loss				(7,211,616)	(7,211,616)
Balance at Jun. 30, 2023	$ 82,706,883	14,218,932	98,870	(85,030,279)	11,994,406
Balance (in Shares) at Jun. 30, 2023	133,943,404
Balance at Mar. 31, 2023	$ 76,921,437	17,933,273	98,870	(82,696,662)	12,256,918
Net loss					(2,333,617)
Balance at Jun. 30, 2023	$ 82,706,883	$ 14,218,932	$ 98,870	$ (85,030,279)	$ 11,994,406
Balance (in Shares) at Jun. 30, 2023	133,943,404